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RH Tactical Outlook ETF
RH TACTICAL OUTLOOK ETF
INVESTMENT OBJECTIVES
The RH Tactical Outlook ETF (the “Fund”) seeks total return through a combination of capital appreciation and current income, with a secondary goal of downside protection.
FEES AND EXPENSES OF THE FUND
 This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RH Tactical Outlook ETF RH Tactical Outlook ETF
Management Fees	1.00%
Other Expenses	1.01%
Acquired Fund Fees and Expenses	0.13%	[1]
Total Annual Fund Operating Expenses	2.14%
Less Fee Waiver and/or Expense Limitation	(0.75%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.39%
[1]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the previous fiscal year. The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	Cavalier Investments, LLC d/b/a Adaptive Investments, the investment advisor to the Fund (the “Advisor”), has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees and assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The expense limitation agreement runs through September 30, 2023, and may be terminated by the Board at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the expense limitation agreement.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through September 30, 2023.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
RH Tactical Outlook ETF | RH Tactical Outlook ETF | USD ($)	142	598	1,080	2,413

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
RH Tactical Outlook ETF | RH Tactical Outlook ETF | USD ($)	142	598	1,080	2,413

Portfolio Turnover.
  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  For the fiscal year ended May 31, 2022, the Fund’s portfolio turnover rate was 120.07% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index. The Fund seeks to achieve the Fund’s investment objective of total return by investing in exchange traded funds (“ETFs”) that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and not affiliated with the Fund (together, the “Portfolio Funds”). In addition to its indirect investments, the Fund may also invest directly in put and call options on index ETFs, sector ETFs, individual equities, and cash and cash equivalents as part of its risk management strategy.
The strategy will follow an asset allocation strategy under which the Advisor selects ETFs that invest in equity securities and fixed income securities. The equity securities consist of primarily U.S., foreign (including emerging markets), large cap, mid cap, and small cap securities. The fixed income securities will be primarily investment grade and may be of any duration and maturity, although the Advisor expects that most will be short to medium term (maturity of 1-10 years) fixed income securities. The Advisor selects individual ETFs based on their performance track record, portfolio manager views on the underlying investments, and risk/return analysis of the ETF against a comparable benchmark.  The asset allocation strategy of the Fund deploys the Fund’s assets among equity and fixed income securities based on the Advisor’s internal technical and economic fundamental research. Economic fundamental research focuses on macroeconomic factors (e.g., economy and industry conditions). The Fund may invest 0-100% of its assets in equity and in fixed income securities based on the optimal allocation suggested by the Advisor’s research. The Fund may also invest in ETFs that invest in alternative investments, which will consist primarily of Real Estate Investment Trusts (“REITs”), limited partnerships, commodities, long/short equity, or global macro strategies to hedge the equity and fixed income investments with 0-20% of Fund assets.
The Portfolio Funds will not be limited in their investments by market capitalization or sector criteria. The selection of equity ETFs is based on how well the ETF tracks an index for large cap securities (S&P 500), mid cap securities (S&P Mid Cap 400), and small cap securities (Russell 2000). The selection of fixed income ETFs is based on how well the ETF tracks an index for short to intermediate US Treasuries, or the Bloomberg Barclays US Aggregate Bond Index. The Portfolio Funds in which a portfolio manager invests will have an investment objective similar to the Fund’s or will otherwise hold permitted investments under the Fund’s investment policies set forth in this prospectus.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, a portfolio manager is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.
The Fund will employ a risk management strategy intended to manage the volatility of the Fund’s returns and manage the overall risk of investing in the Fund. The risk management strategy monitors technical metrics on equity indices that may identify periods where there is potential for higher equity market risk. These technical metrics use mathematically based tools to identify positive or negative trends in equity indices, so, when the technical metrics identify a negative trend, there may be a potential for higher equity market risk.  When periods of declining equity markets are more likely, the risk management strategy will reduce equity exposure. When employing this risk management strategy, the Fund may allocate a significant percentage of its assets to cash and cash equivalents. When employing the risk management strategy, in addition to cash and cash equivalents, the Fund may utilize a hedge overlay for downside protection, which will include put and call options and ETFs that have exposure to changes in volatility or offer inverse performance to equity markets (inverse ETFs).  The hedge overlay will be used when the Advisor believes there is the potential for higher risk of loss in equity markets.
The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified, or the Fund’s portfolio needs to be rebalanced based on the Advisor’s internal technical and economic fundamental research. The Advisor’s research includes relative value of a security compared to other securities with similar market capitalization and equity style. The Advisor may opportunistically invest a portion of the portfolio that the advisor believes may outperform the benchmark based on its analysis of macroeconomic factors such as inflation expectations, interest rates, equity sector analysis, and the political environment. As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund’s performance due to higher transaction costs and taxes. Portfolio turnover will not be a limiting factor in making investment decisions.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE INFORMATION
The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns for the Fund compared to that of a broad-based securities market index. The Fund acquired all of the assets and liabilities of the Adaptive Tactical Outlook Fund (formerly, Adaptive Tactical Economic Fund), a series of Starboard Investment Trust (the “Trust”), (the “Predecessor Fund”) in a tax-free reorganization on November 5, 2021. In connection with this acquisition, shares of the Predecessor Fund’s Institutional Class shares, Class A shares, and Class C shares were exchanged for Shares. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund’s Institutional Class shares. Prior to July 31, 2015, the Fund had a different investment advisor. The Fund changed its investment strategy effective June 9, 2023. The performance information set forth below does not reflect the Fund’s current strategy or ETF structure. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://etfpages.com/RHTX.

Calendar Year Returns

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 11.55% (quarter ended December 31, 2020), and the Fund’s lowest quarterly return was -20.67% (quarter ended March 31, 2020).  The Fund’s year-to-date return as of March 31, 2023, was 4.41%.

Average Annual Total ReturnsPeriods Ended December 31, 2021
Average Annual Returns - RH Tactical Outlook ETF	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
RH Tactical Outlook ETF	Before taxes	(19.69%)	2.37%	5.23%	5.36%	Sep. 20, 2012
After Taxes on Distributions | RH Tactical Outlook ETF	After taxes on distributions	(19.69%)	1.35%	4.28%	4.38%
After Taxes on Distributions and Sale of Fund Shares | RH Tactical Outlook ETF	After taxes on distributions and sale of shares	(11.66%)	1.48%	3.79%	3.89%
Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)	Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)	(15.42%)	4.64%	7.30%	7.19%	Sep. 20, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of Shares and after-tax returns will vary for other classes.